Other financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Assets Explanatory [Abstract]
Disclosure of detailed information about other financial assets [text Block]
(€ million)	December 31, 2017	December 31, 2016
Financing receivables held for operating purposes	1,602	1,785
Securities held for operating purposes	73	75
	1,675	1,860

Disclosure of allowance for credit losses other financial assets [text block]

Financing receivables held for operating purposes are stated net of the valuation allowance for doubtful accounts of  €640 million (€480 million at December 31, 2016).

(€ million)	Reserve of allowance for doubtful accounts of financing receivables
Amount at December 31, 2016	480
Additions	211
Currency translation differences	(49)
Other changes	(2)
Amount at December 31, 2017	640

Disclosure of detailed information about analyses securities per issuing entity [text block]

The following table analyses securities per issuing entity:

	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody’s	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	24	25	26	from 0.35 to 4.75	from 2018 to 2025	Baa2	BBB
Spain	15	14	15	from 1.40 to 4.30	from 2019 to 2020	Baa2	BBB+
Ireland	9	8	9	4.50	2018	A2	A+
Iceland	3	3	3	2.50	2020	A3	A
Poland	2	2	2	4.20	2020	A2	BBB+
Slovenia	2	2	2	4.13	2020	Baa1	A+
Belgium	2	2	2	1.40	2018	Aa3	AA
Floating rate bonds
Italy	12	11	11		from 2018 to 2019	Baa2	BBB
Total sovereign states	69	67	70
European Investment Bank	4	4	4		2018	Aaa	AAA
	73	71	74